Lease Commitments, Rent Expense, and Contingent Liabilities (Details) $ in Millions	Dec. 31, 2015 USD ($)
Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases
First quarter 2016	$ 17
Second quarter 2016	17
Third quarter 2016	16
Fourth quarter 2016	15
2016	65
2017	48
2018	32
2019	20
2020	12
2021 and thereafter	21
Total	$ 198